Income Taxes (Schedule Of Components Of Income Tax Expense/(Benefit)) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Current, Federal	$ (5,304)	$ (29,507)	$ (219,211)
Current, State	(9,725)	6,196	(35,484)
Current, Foreign	33	0	0
Deferred, Federal	(59,417)	49,254	206,962
Deferred, State	(10,848)	(10,107)	26,551
Deferred, Foreign	(1)	0	0
Total income tax expense/(benefit)	$ (85,262)	$ 15,836	$ (21,182)